Segment Reporting - Revenues and Percentage of Consolidated Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue, Major Customer [Line Items]
Revenues	$ 161,427	$ 220,012	$ 44,584
Revenue | Customer Concentration Risk | Royal Dutch Shell Plc
Revenue, Major Customer [Line Items]
Revenues	$ 311,300	$ 327,600	$ 338,200
Percentage of consolidated revenue	25.00%	23.00%	31.00%
Revenue | Customer Concentration Risk | Petroleo Brasileiro S.A.
Revenue, Major Customer [Line Items]
Revenues		$ 254,800	$ 190,700
Percentage of consolidated revenue		18.00%	17.00%
Revenue | Customer Concentration Risk | Equinor ASA (formerly Statoil ASA)
Revenue, Major Customer [Line Items]
Revenues	$ 170,800	$ 182,100	$ 114,500
Percentage of consolidated revenue	13.00%	13.00%	10.00%
Revenue | Customer Concentration Risk | Premier Oil
Revenue, Major Customer [Line Items]
Revenues			$ 113,500
Percentage of consolidated revenue			10.00%